Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Information about receivables and contract liabilities from contracts with customers

	Note	December 31, 2018	January 1, 2018
		(€ in thousands)

Receivables, which are in included in 'trade and other receivables'		6,030	5,270
Contract liabilities		817	507

Disclosure of information about revenue recognition

	Year ended December 31,
	SYSTEMS		SERVICES
	2018	2017	2018	2017

Primary geographical markets
EMEA	5,592	6,717	9,081	8,115
Asia Pacific	4,704	1,760	746	766
Americas	1,952	3,057	3,934	2,763
	12,248	11,534	13,761	11,644

Timing of revenue recognition
Products transferred at a point in time	11,188	10,627	13,761	11,644
Products and services transferred over time	1,060	907	--	--
Revenue from contracts with customers	12,248	11,534	13,761	11,644

Schedule of impact of IFRS 9 impairment model

(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	62
Additional trade receivables recognized on adoption of IFRS 15	1
Loss allowance at January 1, 2018 under IFRS 9	545

Schedule of expected credit loss regarding trade receivables

The following tables provide information about the exposure to credit risk and ECLs for trade receivables as of January 1, 2018 and December 31, 2018. This was calculated after a specific assessment of the trade receivables and after recording a specific debt allowance.

January 1, 2018
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,674	22	1,652
Grades 8-9:	Substandard	CCC- to B	7.0%	363	25	338
Grade 10:	Doubtful	C to CC	25.0%	14	3	11
Grade 11:	Loss	D	100.0%	8	8	--
				5,333	63	5,270

December 31, 2018
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,171	29	2,142
Grades 8-9:	Substandard	CCC- to B	7.0%	648	45	603
Grade 10:	Doubtful	C to CC	25.0%	22	6	16
Grade 11:	Loss	D	100.0%	72	72	--
				6,187	157	6,030

Schedule of exchange rates

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2018	1.1810	0.8847	80.7332	7.8081
2017	1.1297	0.8767	73.5324	7.6290
2016	1.1069	0.8195	74.3717	7.3522

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2018	1.1450	0.8945	79.7298	7.8751
2017	1.1993	0.8872	76.6055	7.8044

Useful life of intangible assets

Software	3-5 years
Licenses	6-8 years

Useful life of property, plant and equipment

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Schedule of weighted average number of ordinary shares outstanding

	2018	2017
	(in thousands of shares)

Issued ordinary shares at 1 January	3,720	3,720
Effect of shares issued on October 17, 2018	192	--
Effect of shares issued on November 8, 2018	29	--
Weighted-average number of ordinary shares at 31 December	3,941	3,720

IFRS 15-Revenue from Contracts with Customers
Significant accounting policies
Impact of adopting IFRS on retained earnings and non-controlling interests

Impact at January 1, 2018	Impact on adopting IFRS 15 at January 1, 2018
(€ in thousands)
Retained earnings	(100)

Recognition of revenues from maintenance and extended warranty contracts	(100)

Schedule of initial application of standards

			Amounts without
12/31/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Total assets	69,352	(405)	68,947

Current assets	37,936	(405)	37,531
Trade receivables	6,030	(405)	5,625

Total equity and liabilities	69,352	(405)	68,947

Current liabilities	6,302	(424)	5,878
Deferred income	—	228	228
Contract liabilities	817	(817)	--
Other liabilities and provisions	1,690	165	1,855

Equity	46,475	19	46,494
Accumulated deficit	(46,400)	19	(46,381)

A contract liability is recognized when the Company has received consideration (i.e. advance payment) from customers before satisfying a performance obligation, or has an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance and extended warranty contracts. Upon the adoption of IFRS 15, the Company reclassified the deferred income balance, which represents advance payment from customers, to contract liabilities.

			Amounts without
12/31/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Revenue	26,009	(81)	25,928
Impairment loss on trade receivables under IFRS 15	(10)	10	--
Operating loss	(9,562)	(71)	(9,633)
Loss before income taxes	(8,753)	(71)	(8,824)
Net loss	(8,764)	(71)	(8,835)
Total comprehensive loss	(8,943)	(71)	(9,014)

IFRS 9-Financial Instruments
Significant accounting policies
Impact of adopting IFRS on retained earnings and non-controlling interests

Impact on adopting IFRS 9
Impact at January 1, 2018	on opening balance
(€ in thousands)
Retained earnings	63

Recognition of additional expected credit losses under IFRS 9	63

Schedule of initial application of standards

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements.

			Original	New
	Original classification	New classification	carrying amount	carrying amount
01/01/2018	under IAS 39	under IFRS 9	under IAS 39	under IFRS 9
			(€ in thousands)
Financial assets			27,063	27,000

Non-current assets
Equity securities	Available‑for‑sale financial assets	FVOCI	5	5
Derivative financial instruments	A financial asset or financial liability at fair value through profit or loss	Mandatorily at FVTPL	352	352
Current assets
Bond funds	Available‑for‑sale financial assets	FVOCI	14,044	14,044
Cash and cash equivalents	Loans and receivables	Amortized cost	7,569	7,569
Trade receivables	Loans and receivables	Amortized cost	5,093	5,030

Financial liabilities			20,416	20,416

Non-current liabilities
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	16,242	16,242
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	171	171
Current liabilities
Bank overdraft	Financial liabilities measured at amortized cost	Amortized cost	58	58
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	796	796
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	308	308
Trade payables	Financial liabilities measured at amortized cost	Amortized cost	2,841	2,841

The following table reconciles the carrying amounts of financial assets under IAS 39 to the carrying amounts under IFRS 9 on transition to IFRS 9 on 1 January 2018.

	IAS 39 carrying amount at 31, December 2017	Reclassification	Remeasurement	IFRS 9 carrying amount at 1, January 2018
	(€ in thousands)

Financial assets
Amortized cost
Trade and other receivables:
Brought forward: Loans and receivables	5,093	--	--	--
Remeasurement	--	--	63	--
Carried forward: Amortized cost	--	--	--	5,030
Total amortized cost	5,093	--	63	5,030